Subsequent events (Tables)	12 Months Ended
Dec. 31, 2022
Subsequent events
Schedule of results of operations and net assets acquired in consolidated financial statements

	As of December 31,
	2021	2022
	RMB	RMB
ASSETS
Current assets	135,525	572,259
Non-current assets	6,726	43,655
Total assets	142,251	615,914

LIABILITIES
Current liabilities	2,286	486,351
Non-current liabilities	—	9,229
Total liabilities	2,286	495,580

	Year ended December 31,
	2021	2022
	RMB	RMB
Revenues	—	5,138
Cost of revenues	(130)	(1,475)
Gross (loss) profit	(130)	3,663

Loss from operations	(18,493)	(167,952)
Profit (loss) before income taxes	13,380	(136,512)
Net profit (loss)	9,965	(144,005)